Financial Information as per operating segments (Details 8) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets	$ 3,423,946,280	$ 3,595,078,979
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Assets	1,750,524,550	1,705,948,397
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Assets	541,973,292	742,411,775
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Assets	433,443,907	443,365,402
All other segments [member]
IfrsStatementLineItems [Line Items]
Assets	$ 698,004,531	$ 703,353,405